SCHEDULE III - Supplementary Insurance Information Supplementary Insurance Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	[1]	$ 780.5	$ 651.2	$ 564.1
Future policy benefits, losses, claims, and loss expenses	[1]	13,086.9	11,368.0	10,039.0
Unearned premiums	[1]	8,903.5	7,468.3	6,621.8
Other policy claims and benefits payable	[1]	0.0	0.0	0.0
Premium revenue		25,729.9	22,474.0	19,899.1
Net investment income	[1],[2]	539.2	456.5	431.8
Benefits, claims, losses, and settlement expenses		18,808.0	16,879.6	14,342.0
Amortization of deferred policy acquisition costs		2,124.9	1,863.8	1,651.8
Other operating expenses		3,480.7	2,972.0	2,712.1
Net Premiums Written		27,132.1	23,353.5	20,564.0
Personal Lines
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue		21,947.2	19,188.2	17,294.5
Benefits, claims, losses, and settlement expenses		16,141.4	14,591.1	12,748.7
Amortization of deferred policy acquisition costs		1,656.4	1,446.6	1,331.3
Other operating expenses		2,954.8	2,549.2	2,379.9
Net Premiums Written		22,928.4	19,819.5	17,703.6
Commercial Lines
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue		2,793.9	2,421.3	1,995.9
Benefits, claims, losses, and settlement expenses		1,966.4	1,741.0	1,244.5
Amortization of deferred policy acquisition costs		309.3	266.7	219.4
Other operating expenses		335.3	285.4	232.6
Net Premiums Written		3,112.7	2,598.3	2,171.2
Property, Liability and Casualty Insurance Product Line
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue		988.8	864.5	609.1
Benefits, claims, losses, and settlement expenses		700.2	546.1	349.0
Amortization of deferred policy acquisition costs		159.2	150.5	101.1
Other operating expenses		190.4	137.2	98.8
Net Premiums Written		1,091.0	935.7	689.6
Other Indemnity
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue		0.0	0.0	(0.4)
Benefits, claims, losses, and settlement expenses		0.0	1.4	(0.2)
Amortization of deferred policy acquisition costs		0.0	0.0	0.0
Other operating expenses		0.2	0.2	0.8
Net Premiums Written		$ 0.0	$ 0.0	$ (0.4)

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.